Stock Compensation - 2005 Stock Option Plan of Global-Tech - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term, Options outstanding	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days
Number of options, Outstanding, Granted		86,000
Number of options, Forfeited		5,950	1,250
2005 Stock Option Plan of Global-Tech [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for grant	450,000
Percentage of fair market value of stock granted	110.00%
Number of options, Outstanding, Granted	0	0	0
Number of options, Forfeited	0	0	0
2005 Stock Option Plan of Global-Tech [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
2005 Stock Option Plan of Global-Tech [Member] | Minimum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Voting rights	10.00%
2005 Stock Option Plan of Global-Tech [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term, Options outstanding	10 years
2005 Stock Option Plan of Global-Tech [Member] | Maximum [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of ISO granted	5 years